Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	SmartKem, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001817760
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false